Acquisitions - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Dec. 19, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Intangible assets acquired, subject to amortization	¥ 228,127
Weighted average amortization period for acquired intangible assets		5 years	14 years
Customer Relationships
Business Acquisition [Line Items]
Weighted average amortization period for acquired intangible assets		8 years
Patents and developed technology
Business Acquisition [Line Items]
Weighted average amortization period for acquired intangible assets			10 years
Toshiba Medical Systems Corporation (TMSC)
Business Acquisition [Line Items]
Purchase price	¥ 665,498
Weighted average amortization period for acquired intangible assets	13 years
Amounts of net sales since the acquisition date included in parent company's consolidated statement of income			¥ 13,582
Pro forma net sales if included in parent company's consolidated statement of income			¥ 3,806,667	¥ 4,224,181
Toshiba Medical Systems Corporation (TMSC) | Customer Relationships
Business Acquisition [Line Items]
Intangible assets acquired, subject to amortization	¥ 143,600
Amortization period for acquired intangible assets	15 years
Toshiba Medical Systems Corporation (TMSC) | Patents and developed technology
Business Acquisition [Line Items]
Intangible assets acquired, subject to amortization	¥ 73,000
Amortization period for acquired intangible assets	10 years